Note 13 - Equity Compensation Plan (Details) (USD $)	12 Months Ended							90 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 20, 2017	Nov. 20, 2016	Nov. 20, 2015	Dec. 31, 2007	Dec. 31, 2014	Nov. 20, 2014	Nov. 22, 2012
Note 13 - Equity Compensation Plan (Details) [Line Items]
Dividends	$ 0	$ 0	$ 0
Share-based Compensation	357,967	292,628	31,268
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,609,707							1,609,707
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 324 days
Scenario, Forecast [Member] | Non-Vested Restricted Shares [Member]
Note 13 - Equity Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)				57,678	57,678	115,357
The Plan [Member]
Note 13 - Equity Compensation Plan (Details) [Line Items]
Common Stock Reserved Percentage							10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)								555,479
Non-Vested Restricted Shares [Member]
Note 13 - Equity Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)									230,713	74,761
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)									$ 7.58	$ 7.26
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Share-based Compensation	357,967	292,628	31,268
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 681,073